Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 3,380	$ 2,622
Preferred stock - par value	$ 0.01	$ 0.01
Preferred stock - shares authorized	25,000,000	25,000,000
Preferred stock - shares issued	0	0
Common stock - par value	$ 0.01	$ 0.01
Common stock - shares authorized	100,000,000	100,000,000
Common stock - shares issued	50,219,326	49,243,659
Common stock - shares outstanding	48,247,687	47,272,020
Treasury stock - par value	$ 0.01	$ 0.01
Treasury stock - number of shares	1,967,639	1,967,639